Compensation Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Plans
12.
Compensation Plans

2018 Equity Incentive Plan

In 2018, the Board of Directors adopted the 2018 Stock Incentive Plan (the “2018 Plan”). Under the terms of the 2018 Plan, incentive stock options could be granted to employees of Legacy Zapata and nonqualified stock options, or restricted stock awards could be granted to directors, consultants, employees and officers of Legacy Zapata. The exercise price of stock options cannot be less than the fair value of Legacy Zapata’s common stock on the date of grant. The options vest over a period determined by the Board of Directors, generally four years, and expire not more than ten years from the date of grant.

After retrospectively adjusting for the effect of the reverse recapitalization, the total number of shares of common stock designated for issuance under the 2018 Plan was 4,058,126 as of December 31, 2023. As of December 31, 2023, there were 197,598 shares remaining available for future grants under the 2018 Plan. Following the effectiveness of the 2024 Plan in March 2024, the 2018 Stock Incentive Plan has been terminated and Legacy Zapata will not make any further awards under the 2018 Stock Incentive Plan.

2024 Plan

In March 2024, the Board of Directors adopted the 2024 Plan, which has been approved by the Company’s shareholders. The 2024 Plan became effective immediately prior to the consummation of the Merger. Under the terms of the 2024 Plan, equity and equity-based incentive awards, as well as cash awards may be granted to employees, directors and consultants. As of June 30, 2024, the Company has reserved 3,491,146 shares of the Company’s common stock for issuance under the 2024 Plan. The 2024 Plan provides that the number of shares of the Company’s common stock reserved and available for issuance under the 2024 Plan will automatically increase each January 1, beginning on January 1, 2025 and on each January 1 thereafter, by 5% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator. Shares of underlying any stock-based awards that are forfeited, canceled, held back upon exercise of an option or settlement of an award to cover the exercise price or tax withholding, or reacquired by the Company prior to vesting, satisfied without the issuance of stock or otherwise terminated (other than by exercise) will be added back to the shares available for the grant of awards under the 2024 Plan.

Inducement Awards

The Company issued options exercisable for an aggregate of 900,000 shares of the Company’s common stock as inducement awards outside of the 2024 Plan during the six months ended June 30, 2024.

Stock Option Valuation

The Company uses the Black-Scholes option-pricing model to value option grants on the date of grant and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimations. The Company bases its expected volatility on the volatilities of certain publicly-traded peer companies. Management believes that the historical volatility of the Company’s stock price does not best represent the expected volatility of the stock price. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the stock options granted. The Company uses the simplified method (an expected term based on the midpoint between the vesting date and the end of the contractual term) to calculate the expected term for awards that qualify as “plain-vanilla” options as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees. The expected dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

In determining the exercise prices for options granted, the Company has considered the fair value of the common stock as of the measurement date. Prior to the Closing of the Merger, the fair value of the common stock was determined by management with consideration to a third-party valuation, which contemplated a broad range of factors, including the illiquid nature of the investment in the Company’s common stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and recent sale and offer prices of common and convertible preferred stock, if any, in private transactions negotiated at arm’s length. Following the Closing of the Merger, the fair value of the common stock has been determined based on the traded price of the Company’s common stock.

The following table presents the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted during the six months ended June 30, 2024. No stock options were granted during the six months ended June 30, 2023:

Six Months Ended June 30,
2024
Fair value per share of underlying common stock	$0.84 - $1.23
Risk-free interest rate	4.42% - 4.50%
Expected term (in years)	6.08
Expected volatility	60.00%
Expected dividend yield	0%

Stock Options

Upon the Closing of the Merger, holders of Legacy Zapata Options received options to purchase an aggregate of 3,016,409 shares of the Company’s common stock, determined by giving effect of the Exchange Ratio of 0.9141. Stock option activity after retrospectively adjusting for the effect of the reverse recapitalization during the six months ended June 30, 2024 is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2023	3,078,475	$2.38	6.98	$4,489
Granted	900,000	1.10
Exercised	(47,183)	1.44		415
Forfeited and expired	(307,873)	3.12
Balance at June 30, 2024	3,623,419	$2.01	7.49	$8
Options vested and exercisable at June 30, 2024	2,171,320	$2.05	6.34	$8
Options vested and expected to vest at June 30, 2024	3,623,419	$2.01	7.49	$8

All stock options granted have time-based vesting conditions and vest over a four-year period. The weighted-average grant-date fair value of awards granted for the six months ended June 30, 2024 was $0.66 per share As of June 30, 2024, there was $1,219 of total unrecognized compensation cost related to unvested stock options. The Company expects to recognize the unrecognized compensation amount over a remaining weighted-average period of 2.64 years.

Stock-Based Compensation

The following table below summarizes the classification of the Company’s stock-based compensation expense related to stock options and restricted common stock in the condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$40	$51	$77	$56
Sales and marketing	13	39	33	29
General and administrative	168	64	292	101
Cost of revenue	8	8	18	21
	$229	$162	$420	$207

Unvested Shares

In connection with the Closing on March 28, 2024, 1,129,630 shares of Sponsor Shares became unvested and are subject to the forfeiture pursuant to the closing available cash provisions as described in the sponsor support agreement in contemplation of the Merger. All of the Unvested Shares will become vested if, within three years of the Closing, the volume-weighted average price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period, or if there is a change of control of the Company. If neither of these events occur within three years of the Closing, then the Unvested Shares will be forfeited and shall be transferred by the sponsor and the sponsor co-investor to the Company, without any consideration for such transfer. The Unvested Shares are indexed to the Company’s own stock and are therefore classified as equity in the Company’s condensed consolidated financial statements. No Unvested Shares vested during the six months ended June 30, 2024.

Employee Stock Purchase Plan

In March 2024, the Board of Directors adopted the 2024 Employee Stock Purchase Plan (the “2024 ESPP”), which has been approved by the Company’s shareholders. The 2024 ESPP provides eligible employees with an opportunity to purchase shares of the Company’s common stock through accumulated contributions, which generally will be made through payroll deductions. The 2024 ESPP permits the administrator of the 2024 ESPP to grant purchase rights that qualify for preferential tax treatment under Section 423 of the Internal Revenue Code of 1986 (the “Code”). In addition, the 2024 ESPP authorizes the grant of purchase rights that do not qualify under Code Section 423 pursuant to rules, procedures or sub-plans adopted by the administrator that are designed to achieve desired tax or other objectives. As of June 30, 2024, 581,858 shares (the “Initial ESPP Limit”) of the Company’s common stock were reserved for issuance under the 2024 ESPP. The 2024 ESPP provides that the number of shares of the Company’s common stock reserved and available for issuance under such plan will automatically increase each January 1, beginning on January 1, 2025 and on each January 1 thereafter, by the least of the Initial ESPP Limit, 1% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator.

Each offering of the Company’s common stock under the 2024 ESPP will be for a period of six months (the “offering period”). The first offering period under the 2024 ESPP will begin and end on such date or dates as determined by the plan administrator. Subsequent offerings under the 2024 ESPP will generally begin on the first business day occurring on or after each January 1 and July 1 and will end on the last business day occurring before the following July 1 and January 1, respectively. Shares are purchased on the last business day of each offering period (the “exercise date”).

On the exercise date of each offering period, the eligible employee is deemed to have exercised the option, at the exercise price, for the lowest of (i) a number of shares of the Company’s common stock determined by dividing such employee’s accumulated payroll deductions or contributions on such exercise date by the exercise price; (ii) the number of shares of the Company’s common stock determined by dividing $25 by the fair market value of the Company’s common stock on the first day of such offering period; or (iii) such lesser number as established by the plan administrator in advance of the offering. The exercise price is equal to the lesser of (i) 85% the fair market value per share of the Company’s common stock on the first day of the offering period or (ii) 85% of the fair market value per share of the Company’s common stock on the exercise date. The maximum number of shares of the Company’s common stock that may be issued to any eligible employee under the 2024 ESPP in a calendar year is a number of shares of the Company’s common stock determined by dividing $25 by the fair market value of the Company’s common stock, valued at the start of the offering period, or such other lesser number of shares as determined by the plan administrator from time to time.

As of June 30, 2024, the Company has not issued any shares under the 2024 ESPP.

Zapata Computing, Inc. [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Plans
9.
Stock-Based Compensation

2018 Equity Incentive Plan

In 2018, the Board of Directors adopted the 2018 Stock Incentive Plan (the “2018 Plan”). Under the terms of the 2018 Plan, incentive stock options may be granted to employees of the Company and nonqualified stock options, or restricted stock awards may be granted to directors, consultants, employees and officers of the Company. The exercise price of stock options cannot be less than the fair value of the Company’s common stock on the date of grant. The options vest over a period determined by the Board of Directors, generally four years, and expire not more than ten years from the date of grant.

After retrospectively adjusting for the effect of the Merger as described in Note 1, the total number of shares of common stock designated for issuance under the 2018 Plan was 4,058,126 as of December 31, 2023, and 2022. As of December 31, 2023, and 2022, there were 197,598 and 155,649 shares, respectively, remaining available for future grants under the 2018 Plan. Shares of unused common stock underlying any stock-based awards that are forfeited, canceled, or reacquired by the Company prior to vesting will again be available for the grant of awards under the 2018 Plan.

Stock Option Valuation

The Company uses the Black-Scholes option-pricing model to value option grants on the date of grant and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimations. The Company bases its expected volatility on the volatilities of certain publicly-traded peer companies. Management believes that the historical volatility of the Company’s stock price does not best represent the expected volatility of the stock price. The Company is a privately-held company and therefore lacks company-specific historical and implied volatility information. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the stock options granted. The Company uses the simplified method (an expected term based on the midpoint between the vesting date and the end of the contractual term) to calculate the expected term for awards that qualify as “plain-vanilla” options as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees. The expected dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

In determining the exercise prices for options granted, the Company has considered the fair value of the common stock as of the measurement date. The fair value of the common stock has been determined by management with consideration to a third-party valuation, which contemplates a broad range of factors, including the illiquid nature of the investment in the Company’s common stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and recent sale and offer prices of common and Convertible Preferred Stock, if any, in private transactions negotiated at arm’s length.

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted:

	Year Ended December 31,
	2023	2022
Fair value per share of underlying common stock	$3.71	$5.75
Risk-free interest rate	4.19% - 4.23%	1.61% - 2.95%
Expected term (in years)	5.31 - 6.02	5.74 - 6.08
Expected volatility	48.99% - 49.59%	47.94% - 49.25%
Expected dividend yield	0%	0%

Stock Options

Stock option activity under the 2018 Plan after retrospectively adjusting for the effect of the Merger as described in Note 1 during the year ended December 31, 2023, is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2022	3,141,157	$2.46	7.87	$10,337
Granted	620,675	3.80
Exercised	(20,766)	1.82
Forfeited and expired	(662,591)	4.11
Balance at December 31, 2023	3,078,475	$2.38	6.98	$4,489
Options vested and exercisable at December 31, 2023	2,065,691	$1.94	6.21	$3,841
Options vested and expected to vest at December 31, 2023	3,078,475	$2.38	6.98	$4,489

All stock options granted have time-based vesting conditions and vest over a four-year period. The weighted-average grant-date fair value of stock options granted for the years ended December 31, 2023, and 2022 was $1.86 and $2.82 per share, respectively. As of December 31, 2023, there was $1,341 of total unrecognized compensation cost related to unvested stock options. The Company expects to recognize the unrecognized compensation amount over a remaining weighted-average period of 1.74 years.

Restricted Common Stock

The Company may grant nonvested restricted common stock to employees, directors, and consultants with or without cash consideration. These grants contain certain restrictions on the sale of the shares. Nonvested restricted common stock are not considered issued or outstanding for accounting purposes until they vest. Upon termination of the relationship with a holder of such shares, the Company has the right to repurchase the nonvested restricted common stock shares at the price paid by the holder or, if there was no consideration, a price per share defined in the agreement.

The nonvested restricted common stock were issued during the year ended December 31, 2017, at the then current fair value. Amounts paid for nonvested restricted common stock is recorded as a liability until such shares vest. During the year ended December 31, 2022, all of the unvested restricted shares outstanding became fully vested. There was no nonvested restricted common stock at December 31, 2022 or December 31, 2023.

Stock-Based Compensation

The following table below summarizes the classification of the Company’s stock-based compensation expense related to stock options and restricted common stock in the consolidated statements of operations and comprehensive loss:

	Year EndedDecember 31,
	2023	2022
Research and development	$147	$241
Sales and marketing	124	196
General and administrative	455	468
Cost of revenue	50	35
	$776	$940